11. Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2017 BRL (R$)
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 1,517
Up to 1 year
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	318
From 1 to 2 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	228
From 2 to 3 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	172
From 3 to 4 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	148
From 4 to 5 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	139
More than 5 years
DisclosureOfRealizationOfRecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 512